Offerings	Aug. 12, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note	In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended (the “Securities Act”), Bitmine Immersion Technologies, Inc. (“Bitmine”) initially deferred payment of all of the registration fee in respect of the base prospectus filed with, and forming a part of, the Registration Statement on Form S-3ASR (SEC File No. 333-288579) filed on July 9, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Offering Note	In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended (the “Securities Act”), Bitmine Immersion Technologies, Inc. (“Bitmine”) initially deferred payment of all of the registration fee in respect of the base prospectus filed with, and forming a part of, the Registration Statement on Form S-3ASR (SEC File No. 333-288579) filed on July 9, 2025.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001
Offering Note	In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended (the “Securities Act”), Bitmine Immersion Technologies, Inc. (“Bitmine”) initially deferred payment of all of the registration fee in respect of the base prospectus filed with, and forming a part of, the Registration Statement on Form S-3ASR (SEC File No. 333-288579) filed on July 9, 2025.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares
Offering Note	In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended (the “Securities Act”), Bitmine Immersion Technologies, Inc. (“Bitmine”) initially deferred payment of all of the registration fee in respect of the base prospectus filed with, and forming a part of, the Registration Statement on Form S-3ASR (SEC File No. 333-288579) filed on July 9, 2025.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note	In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended (the “Securities Act”), Bitmine Immersion Technologies, Inc. (“Bitmine”) initially deferred payment of all of the registration fee in respect of the base prospectus filed with, and forming a part of, the Registration Statement on Form S-3ASR (SEC File No. 333-288579) filed on July 9, 2025.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Rights
Offering Note	In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended (the “Securities Act”), Bitmine Immersion Technologies, Inc. (“Bitmine”) initially deferred payment of all of the registration fee in respect of the base prospectus filed with, and forming a part of, the Registration Statement on Form S-3ASR (SEC File No. 333-288579) filed on July 9, 2025.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering Note	In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended (the “Securities Act”), Bitmine Immersion Technologies, Inc. (“Bitmine”) initially deferred payment of all of the registration fee in respect of the base prospectus filed with, and forming a part of, the Registration Statement on Form S-3ASR (SEC File No. 333-288579) filed on July 9, 2025.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note	In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended (the “Securities Act”), Bitmine Immersion Technologies, Inc. (“Bitmine”) initially deferred payment of all of the registration fee in respect of the base prospectus filed with, and forming a part of, the Registration Statement on Form S-3ASR (SEC File No. 333-288579) filed on July 9, 2025.
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 20,000,000,000
Amount of Registration Fee	$ 3,062,000.00
Offering Note	An indeterminate number of shares of common stock as shall have an aggregate initial offering price not to exceed $20,000,000,000 are being registered hereunder as may from time to time be issued at indeterminate prices. In addition, pursuant to Rule 416 under the Securities Act, the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.
Offering: 10
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 4,500,000,000
Amount of Registration Fee	$ 688,950.00
Offering Note	Bitmine filed a prospectus supplement relating to this offering on July 9, 2025 and paid a filing fee of $306,200.00 on such date, calculated in accordance with Rule 457(o) of the Securities Act. The maximum aggregate offering price as contemplated by that prospectus supplement was $2,000,000,000. Bitmine filed a second prospectus supplement relating to this offering on July 24, 2025 and paid a filing fee of $382,750.00 on such date, calculated in accordance with Rule 457(o) of the Securities Act. The maximum aggregate offering price as contemplated by that prospectus supplement was $4,500,000,000. In connection with a new prospectus supplement that contemplates an increase in the maximum aggregate offering price from $4,500,000,000 to $24,500,000,000, an additional filing fee of $3,062,000.00 is being paid herewith, calculated in accordance with Rule 457(o) of the Securities Act.